SCHEDULE OF DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Deposits Prepayments And Other Receivables
Prepayment		$ 174	$ 102
Deposit		251	84
Advance to suppliers	[1]	3,100	7,619
Other receivables		8	632
Less: Allowance for expected credit loss		(222)	(222)
Deposits, prepayments and other receivables		$ 3,311	$ 8,215

[1]	Advances payment to suppliers are required to secure the purchase of the equipment in the ordinary course of business.